Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment

	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017
Operating revenues (a)
Wholesale Generation	$1,203	$2,757
Retail Electricity	1,286	3,136
Eliminations	(656)	(1,406)

Consolidated operating revenues	$1,833	$4,487

Depreciation and amortization
Wholesale Generation	$60	$167
Retail Electricity	108	322
Corporate and Other	10	30

Consolidated depreciation and amortization	$178	$519

Operating income (loss)
Wholesale Generation	$469	$651
Retail Electricity	(3)	54
Corporate and Other	(14)	(47)

Consolidated operating income	$452	$658

Net income (loss)
Wholesale Generation	$469	$653
Retail Electricity	7	77
Corporate and Other	(203)	(405)

Consolidated net income	$273	$325

(a)

For the three and nine months ended September 30, 2017, includes third-party unrealized net gains from mark-to-market valuations of commodity positions of $137 million and $204 million, respectively, recorded to the Wholesale Generation segment and $2 million and $11 million, respectively, recorded to the Retail Electricity segment. In addition, for the three and nine months ended September 30, 2017, unrealized net gains with affiliate of $89 million and $171 million, respectively, were recorded to operating revenues for the Wholesale Generation segment and corresponding unrealized net losses with affiliate of $(89) million and $(171) million, respectively, were recorded to fuel, purchased power costs and delivery fees for the Retail Electricity segment, with no impact to consolidated results.

	September 30, 2017	December 31, 2016
Total assets
Wholesale Generation	$7,445	$6,952
Retail Electricity	5,926	5,753
Corporate and Other and Eliminations	1,629	2,462

Consolidated total assets	$15,000	$15,167

Certain shared services costs are allocated to the segments.

Successor
Period from October 3, 2016 through December 31, 2016
Operating revenues (a)
Wholesale Generation	$450
Retail Electricity	912
Eliminations	(171)

Consolidated operating revenues	$1,191
Depreciation and amortization
Wholesale Generation	$53
Retail Electricity	153
Corporate and Other	11
Eliminations	(1)

Consolidated depreciation and amortization	$216

Operating income (loss)
Wholesale Generation	$(255)
Retail Electricity	111
Corporate and Other	(17)

Consolidated operating income (loss)	$(161)

Interest expense and related charges
Wholesale Generation	$(1)
Retail Electricity	—
Corporate and Other	66
Eliminations	(5)

Consolidated interest expense and related charges	$60

Income tax benefit (all Corporate and Other)	$70

Net income (loss)
Wholesale Generation	$(251)
Retail Electricity	114
Corporate and Other	(26)

Consolidated net income (loss)	$(163)

Capital expenditures
Wholesale Generation	$84
Retail Electricity	5

Consolidated capital expenditures	$89

(a)	Includes third-party unrealized net losses from mark-to-market valuations of commodity positions of $182 million recorded to the Wholesale Generation segment and $6 million recorded to the Retail Electricity segment. In addition, an unrealized net loss with an affiliate of $113 million was recorded to the Wholesale Generation segment which is eliminated in the consolidated results.

Successor
December 31, 2016
Total assets
Wholesale Generation	$6,952
Retail Electricity	5,753
Corporate and Other and Eliminations	2,462

Consolidated total assets	$15,167